BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 21, 2013	Aug. 20, 2011	Sep. 08, 2010 Ki Corporation [Member]	Mar. 31, 2008 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	Aug. 20, 2010 Board of Directors Chairman [Member]	May 31, 2008 Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Bridge loan						$ 10,000
LIBOR spread						4.00%
Loan from a related party						9,703
Effective interest rate						6.70%
Right to purchase, number of shares				898,204	5,273,274					100,000
Warrants, exercise price				4.16	3.03				7.59
Deferred stock compensation expense								19
Retirement payment	1,156	586	868				360
Accrued severance pay	$ 801